Quarterly Report
July 31, 2023
MFS®  Intermediate
Income Trust
MIN-Q3

Portfolio of Investments
7/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.8%
Aerospace & Defense – 1.4%
Boeing Co., 1.433%, 2/04/2024	$2,269,000	$2,216,886
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	2,486,000	2,403,734
		$4,620,620
Asset-Backed & Securitized – 4.1%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.022%, 11/15/2054 (i)	$10,424,207	$538,785
ACREC 2021-FL1 Ltd., “AS”, FLR, 6.844% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	1,087,000	1,051,740
Arbor Realty Trust, Inc., CLO, 2021-FL3, “AS”, FLR, 6.736% ((SOFR - 1mo. + 0.11448%) + 1.4%), 8/15/2034 (n)	1,112,500	1,076,056
AREIT 2022-CRE6 Trust, “AS”, FLR, 6.718% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	1,522,500	1,464,079
BDS 2021-FL9 Ltd., “A”, FLR, 6.414% ((SOFR - 1mo. + 0.11448%) + 1.07%), 11/16/2038 (n)	958,000	930,159
Brazos Securitization LLC, 5.014%, 9/01/2031 (n)	800,000	785,802
BSPDF 2021-FL1 Issuer Ltd., “A”, FLR, 6.536% ((SOFR - 1mo. + 0.11448%) + 1.2%), 10/15/2036 (n)	599,000	583,299
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 6.816% ((SOFR - 1mo. + 0.11448%) + 1.48%), 10/15/2036 (n)	774,500	726,607
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.636% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	2,000,000	1,787,630
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	1,676,352	1,534,607
Dell Equipment Finance Trust 2023-1, “A2”, 5.65%, 9/22/2028 (n)	765,000	760,946
LoanCore 2021-CRE6 Ltd., “AS”, FLR, 6.986% ((SOFR - 1mo. + 0.11448%) + 1.65%), 11/15/2038 (n)	1,500,000	1,429,596
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 6.612% ((SOFR - 1mo. + 0.11448%) + 1.2%), 11/25/2036 (n)	578,704	569,838
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 6.912% ((SOFR - 1mo. + 0.11448%) + 1.5%), 11/25/2036 (n)	199,500	195,438
Shackleton 2015-8A CLO Ltd., “A1R”, FLR, 6.507% ((SOFR - 3mo. + 0.26161%) + 0.92%), 10/20/2027 (n)	362,071	361,711
		$13,796,293
Automotive – 3.0%
Hyundai Capital America, 5.875%, 4/07/2025 (n)	$2,094,000	$2,098,482
Hyundai Capital America, 1.65%, 9/17/2026 (n)	1,000,000	886,858
LKQ Corp., 5.75%, 6/15/2028 (n)	862,000	857,296
LKQ Corp., 6.25%, 6/15/2033 (n)	1,176,000	1,183,673
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	762,000	669,392
Stellantis N.V., 2.691%, 9/15/2031 (n)	532,000	425,164
Volkswagen Group of America Finance LLC, 2.85%, 9/26/2024 (n)	1,765,000	1,705,703
Volkswagen Group of America Finance LLC, 1.625%, 11/24/2027 (n)	1,500,000	1,291,480
Volkswagen Group of America Finance LLC, 3.75%, 5/13/2030 (n)	1,000,000	908,892
		$10,026,940
Broadcasting – 0.9%
WarnerMedia Holdings, Inc., 6.412%, 3/15/2026	$683,000	$684,155
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032	2,524,000	2,238,648
		$2,922,803
Brokerage & Asset Managers – 2.2%
Brookfield Finance, Inc., 2.724%, 4/15/2031	$2,844,000	$2,348,035
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	1,535,000	1,548,429
Low Income Investment Fund, 3.386%, 7/01/2026	705,000	658,547
Low Income Investment Fund, 3.711%, 7/01/2029	1,905,000	1,704,257
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	1,117,000	1,046,719
		$7,305,987
Business Services – 1.1%
Tencent Holdings Ltd., 2.88%, 4/22/2031 (n)	$1,499,000	$1,269,089
Verisk Analytics, Inc., 4.125%, 3/15/2029	716,000	688,959
Verisk Analytics, Inc., 5.75%, 4/01/2033	850,000	878,949
Western Union Co., 1.35%, 3/15/2026	1,105,000	987,348
		$3,824,345
Cable TV – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$1,350,000	$1,326,122

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Chemicals – 0.2%
Nutrien Ltd., 4.9%, 3/27/2028	$558,000	$549,551
Computer Software - Systems – 0.6%
VMware, Inc., 1.4%, 8/15/2026	$2,333,000	$2,066,994
Conglomerates – 1.3%
nVent Finance S.à r.l., 5.65%, 5/15/2033	$1,216,000	$1,193,140
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	1,533,000	1,523,643
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	1,760,000	1,713,487
		$4,430,270
Consumer Products – 0.2%
GSK Consumer Healthcare Capital US LLC, 3.375%, 3/24/2029	$860,000	$788,461
Consumer Services – 1.8%
Booking Holdings, Inc., 3.55%, 3/15/2028	$2,737,000	$2,591,973
Conservation Fund, 3.474%, 12/15/2029	563,000	485,299
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	480,000	400,805
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)	1,525,000	1,189,940
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	1,392,000	943,163
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	480,000	286,197
		$5,897,377
Containers – 0.5%
Berry Global, Inc., 1.65%, 1/15/2027	$1,542,000	$1,338,229
Berry Global, Inc., 5.5%, 4/15/2028 (n)	325,000	320,987
		$1,659,216
Electrical Equipment – 0.5%
Arrow Electronics, Inc., 6.125%, 3/01/2026	$717,000	$715,718
Arrow Electronics, Inc., 3.875%, 1/12/2028	1,049,000	975,822
		$1,691,540
Electronics – 1.1%
Broadcom, Inc., 3.469%, 4/15/2034 (n)	$2,055,000	$1,685,530
Broadcom, Inc., 3.137%, 11/15/2035 (n)	1,845,000	1,415,439
Qorvo, Inc., 1.75%, 12/15/2024 (n)	634,000	593,667
		$3,694,636
Emerging Market Quasi-Sovereign – 0.9%
DAE Funding LLC (United Arab Emirates), 1.55%, 8/01/2024 (n)	$613,000	$584,392
DAE Funding LLC (United Arab Emirates), 2.625%, 3/20/2025 (n)	1,000,000	940,000
Qatar Petroleum, 2.25%, 7/12/2031 (n)	1,635,000	1,361,464
		$2,885,856
Energy - Integrated – 0.8%
Eni S.p.A., 4%, 9/12/2023 (n)	$1,327,000	$1,323,233
Eni S.p.A., 4.25%, 5/09/2029 (n)	1,252,000	1,191,297
		$2,514,530
Financial Institutions – 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.875%, 1/16/2024	$1,719,000	$1,708,708
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	332,000	272,411
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	3,123,000	3,038,318
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	583,000	523,231
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	869,000	744,958
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	2,336,000	2,002,170
		$8,289,796

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 2.3%
Bacardi-Martini B.V., 5.25%, 1/15/2029 (n)	$1,356,000	$1,344,693
Constellation Brands, Inc., 4.4%, 11/15/2025	3,306,000	3,240,174
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)	1,451,000	1,244,185
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	1,931,000	1,683,065
		$7,512,117
Gaming & Lodging – 1.8%
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2031	$3,055,000	$2,641,140
Hyatt Hotels Corp., 1.8%, 10/01/2024	1,286,000	1,231,611
Marriott International, Inc., 5.75%, 5/01/2025	29,000	29,150
Marriott International, Inc., 2.85%, 4/15/2031	802,000	678,975
Marriott International, Inc., 2.75%, 10/15/2033	1,750,000	1,389,465
		$5,970,341
Industrial – 0.3%
Howard University, Washington D.C., AGM, 2.757%, 10/01/2027	$1,250,000	$1,122,038
Insurance – 1.3%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$563,000	$511,521
Corebridge Financial, Inc., 3.85%, 4/05/2029	2,500,000	2,291,764
Sammons Financial Group, Inc., 4.75%, 4/08/2032 (n)	2,000,000	1,656,838
		$4,460,123
Insurance - Health – 0.2%
Humana, Inc., 3.7%, 3/23/2029	$867,000	$802,856
Insurance - Property & Casualty – 1.5%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$3,110,000	$2,994,901
RenaissanceRe Holdings Ltd., 5.75%, 6/05/2033	2,000,000	1,972,860
		$4,967,761
Internet – 0.4%
Baidu, Inc., 3.875%, 9/29/2023	$1,361,000	$1,355,992
Machinery & Tools – 0.9%
CNH Industrial N.V., 3.85%, 11/15/2027	$3,066,000	$2,899,899
Major Banks – 12.3%
Bank of America Corp., 4.125%, 1/22/2024	$2,876,000	$2,861,819
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR - 1 day + 0.96%) to 7/22/2027	2,224,000	1,992,660
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	1,823,000	1,479,518
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	1,435,000	1,276,826
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	1,723,000	1,549,857
Deutsche Bank AG, 1.447% to 4/01/2024, FLR (SOFR - 1 day + 1.131%) to 4/01/2025	2,012,000	1,935,088
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	457,000	401,471
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	150,000	152,740
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	1,500,000	1,446,750
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	894,000	803,569
HSBC Holdings PLC, 2.251% to 11/22/2026, FLR (SOFR - 1 day + 1.1%) to 11/22/2027	1,446,000	1,293,129
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR - 1 day + 1.585%) to 3/13/2026	2,500,000	2,358,506
JPMorgan Chase & Co., 2.58% to 4/22/2031, FLR (SOFR - 1 day + 1.25%) to 4/22/2032	2,250,000	1,866,309
Lloyds Banking Group PLC, 3.511% to 3/18/2025, FLR (CMT - 1yr. + 1.6%) to 3/18/2026	2,546,000	2,441,229
Mizuho Financial Group, 5.754%, 5/27/2034	2,000,000	2,016,524
Morgan Stanley, 3.875%, 1/27/2026	5,400,000	5,209,722
Morgan Stanley, 3.625%, 1/20/2027	824,000	781,692
Morgan Stanley, 3.95%, 4/23/2027	290,000	275,948
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	977,000	867,961
NatWest Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	2,621,000	2,588,809

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
NatWest Markets PLC, 3.479%, 3/22/2025 (n)	$585,000	$564,188
Standard Chartered PLC, 6.17%, 1/09/2027 (n)	1,750,000	1,765,053
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	946,000	915,808
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	2,449,000	2,296,412
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	2,088,000	1,911,109
		$41,052,697
Medical & Health Technology & Services – 0.5%
IQVIA, Inc., 5.7%, 5/15/2028 (n)	$472,000	$469,111
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	1,250,000	1,238,620
		$1,707,731
Metals & Mining – 1.7%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$1,547,000	$1,506,116
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	744,000	643,409
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	870,000	718,291
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,191,000	1,078,027
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	1,887,000	1,773,229
		$5,719,072
Midstream – 2.5%
Enbridge, Inc., 2.5%, 2/14/2025	$483,000	$460,742
Enbridge, Inc., 3.125%, 11/15/2029	1,506,000	1,334,707
MPLX LP, 4%, 3/15/2028	1,395,000	1,318,909
Plains All American Pipeline LP, 3.8%, 9/15/2030	1,510,000	1,352,474
Targa Resources Corp., 4.2%, 2/01/2033	357,000	318,854
Targa Resources Corp., 6.125%, 3/15/2033	577,000	592,055
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	499,000	507,712
TC Energy Corp., 6.203%, 3/09/2026	2,392,000	2,395,413
		$8,280,866
Mortgage-Backed – 0.7%
Fannie Mae, 6.5%, 11/01/2031	$289,716	$299,336
Freddie Mac, 3.064%, 8/25/2024	1,405,549	1,372,118
Freddie Mac, 3.187%, 9/25/2027	550,000	516,678
Freddie Mac, 6%, 8/01/2034	4,455	4,530
Ginnie Mae, 6%, 6/15/2033 - 10/15/2036	217,570	223,645
		$2,416,307
Municipals – 4.3%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.06%, 12/01/2025	$2,685,000	$2,632,623
Gainesville, TX, Hospital District, Taxable, “A”, 5.711%, 8/15/2033	2,330,000	2,331,430
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	605,000	555,316
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.839%, 10/01/2036	110,000	87,048
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “M-A”, 2.641%, 7/01/2037	2,070,000	1,818,836
Michigan Finance Authority Hospital Refunding Rev., Taxable (Trinity Health Credit Group), “T”, 3.084%, 12/01/2034	2,500,000	2,123,818
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	106,766	100,675
Rhode Island Student Loan Authority, Education Loan Rev., Taxable, “2”, 2.348%, 12/01/2040	335,000	306,009
Syracuse, NY, Industrial Development Agency PILOT Rev., Taxable (Carousel Center Project), “B”, 5%, 1/01/2036 (n)	3,635,000	2,713,153
University of California, General Taxable Rev., Taxable, “BG”, 1.614%, 5/15/2030	2,010,000	1,664,956
		$14,333,864
Network & Telecom – 0.4%
Verizon Communications, Inc., 2.355%, 3/15/2032	$1,726,000	$1,378,251
Other Banks & Diversified Financials – 0.5%
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	$1,784,000	$1,597,052

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Retail – 2.2%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	$2,349,000	$2,136,586
Realty Income Corp., REIT, 3.4%, 1/15/2028	2,875,000	2,662,594
Regency Centers Corp., 3.7%, 6/15/2030	3,000,000	2,691,991
		$7,491,171
Retailers – 0.2%
Nordstrom, Inc., 2.3%, 4/08/2024	$518,000	$500,248
Specialty Stores – 0.6%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$2,631,000	$2,137,887
Telecommunications - Wireless – 2.8%
American Tower Corp., REIT, 3.55%, 7/15/2027	$4,000,000	$3,723,493
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	947,000	886,262
Crown Castle, Inc., REIT, 2.25%, 1/15/2031	1,000,000	813,128
Rogers Communications, Inc., 3.2%, 3/15/2027	1,739,000	1,613,236
T-Mobile USA, Inc., 3.875%, 4/15/2030	2,500,000	2,296,851
		$9,332,970
Tobacco – 1.3%
B.A.T. Capital Corp., 4.7%, 4/02/2027	$2,000,000	$1,946,928
Imperial Brands Finance PLC, 6.125%, 7/27/2027 (n)	523,000	526,340
Philip Morris International, Inc., 5.75%, 11/17/2032	1,773,000	1,812,391
		$4,285,659
Transportation - Services – 1.4%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$2,990,000	$2,894,246
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)	1,685,000	1,692,888
		$4,587,134
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.93%, 1/01/2024	$4,400	$4,366
Small Business Administration, 5.36%, 11/01/2025	40,082	39,262
Small Business Administration, 5.39%, 12/01/2025	23,525	23,184
		$66,812
U.S. Treasury Obligations – 29.5%
U.S. Treasury Notes, 2.5%, 8/15/2023	$11,627,000	$11,613,450
U.S. Treasury Notes, 2.75%, 2/15/2024	8,385,000	8,266,431
U.S. Treasury Notes, 2.375%, 8/15/2024	9,230,000	8,949,855
U.S. Treasury Notes, 2%, 2/15/2025 (f)	9,900,000	9,441,738
U.S. Treasury Notes, 2%, 8/15/2025	5,225,000	4,936,196
U.S. Treasury Notes, 2.25%, 11/15/2025	5,086,000	4,810,244
U.S. Treasury Notes, 2%, 11/15/2026	6,254,000	5,790,080
U.S. Treasury Notes, 1.625%, 11/30/2026	7,750,000	7,082,774
U.S. Treasury Notes, 1.875%, 2/28/2027	10,066,500	9,238,766
U.S. Treasury Notes, 2.375%, 5/15/2027	4,075,000	3,795,003
U.S. Treasury Notes, 0.5%, 6/30/2027	6,500,000	5,614,375
U.S. Treasury Notes, 0.375%, 9/30/2027	5,672,000	4,835,159
U.S. Treasury Notes, 1.75%, 11/15/2029	4,500,000	3,932,402
U.S. Treasury Notes, 1.5%, 2/15/2030	5,043,500	4,301,751
U.S. Treasury Notes, 1.875%, 2/15/2032	2,705,500	2,297,667
U.S. Treasury Notes, 4.125%, 11/15/2032	3,400,000	3,439,313
		$98,345,204
Utilities - Electric Power – 4.7%
American Electric Power Co., Inc., 5.699%, 8/15/2025	$991,000	$992,169
Enel Americas S.A., 4%, 10/25/2026	252,000	240,975
Enel Finance International N.V., 6.8%, 10/14/2025 (n)	895,000	913,977

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
FirstEnergy Corp., 4.15%, 7/15/2027	$2,827,000	$2,676,988
ITC Holdings Corp., 2.95%, 5/14/2030 (n)	3,000,000	2,575,962
Liberty Utilities Finance Co., 2.05%, 9/15/2030 (n)	3,000,000	2,340,028
Pacific Gas & Electric Co., 1.7%, 11/15/2023	435,000	429,472
Pacific Gas & Electric Co., 3.25%, 2/16/2024	487,000	479,251
Pacific Gas & Electric Co., 5.45%, 6/15/2027	401,000	392,622
Pacific Gas & Electric Co., 2.1%, 8/01/2027	952,000	820,707
Pacific Gas & Electric Co., 6.1%, 1/15/2029	326,000	324,122
Southern California Edison Co., 6.65%, 4/01/2029	816,000	847,001
Transelec S.A., 4.25%, 1/14/2025 (n)	228,000	222,388
Vistra Operations Co. LLC, 4.875%, 5/13/2024 (n)	2,446,000	2,408,883
		$15,664,545
Total Bonds		$326,279,934
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 5.25% (v)	4,624,527	$4,624,527

Other Assets, Less Liabilities – 0.8%		2,573,549
Net Assets – 100.0%		$333,478,010
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,624,527 and $326,279,934, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $83,649,912, representing 25.1% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 7/31/23
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	115	$12,811,719	September – 2023	$(309,123)
U.S. Treasury Note 5 yr	Long	USD	245	26,170,976	September – 2023	(538,655)
U.S. Treasury Ultra Note 10 yr	Long	USD	61	7,136,047	September – 2023	(140,287)
						$(988,065)
At July 31, 2023, the fund had liquid securities with an aggregate value of $760,107 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of July 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$98,412,016	$—	$98,412,016
Non - U.S. Sovereign Debt	—	2,885,856	—	2,885,856
Municipal Bonds	—	14,333,864	—	14,333,864
U.S. Corporate Bonds	—	121,931,145	—	121,931,145
Residential Mortgage-Backed Securities	—	2,416,307	—	2,416,307
Commercial Mortgage-Backed Securities	—	7,806,437	—	7,806,437
Asset-Backed Securities (including CDOs)	—	5,989,856	—	5,989,856
Foreign Bonds	—	72,504,453	—	72,504,453
Mutual Funds	4,624,527	—	—	4,624,527
Total	$4,624,527	$326,279,934	$—	$330,904,461
Other Financial Instruments
Futures Contracts – Liabilities	$(988,065)	$—	$—	$(988,065)

Supplemental Information (unaudited) – continued
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,639,402	$54,821,469	$52,836,223	$140	$(261)	$4,624,527
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$156,844	$—